LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
LOSS PER SHARE

NOTE 23 - LOSS PER SHARE

a. Basic

Basic loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of ordinary shares in issue.

	For the year ended December 31,
	2022	2021	2020
Loss for the year attributed to holders of ordinary shares (US Dollars in thousands)	(37,509)	(24,763)	(6,254)
Weighted average of number of ordinary shares in issue (in thousands)	32,817	30,191	24,842
Basic loss per ordinary share (in dollars)	(1.143)	(0.820)	(0.252)

b. Diluted

Instruments that can potentially dilute basic earnings per share in the future, but were not included in the calculation of diluted earnings per share, as their impact was anti-dilutive:

	Thousands of shares
	As of December 31,
	2022	2021	2020
Ordinary shares A	-	-	1,530
Ordinary shares B	-	-	1,748
Options and RSU issued as part of share-based payment	3,823	3,634	1,831
	3,823	3,634	5,109